Schedule of investments
Macquarie Ultrashort Fund	June 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities — 9.67%
FREMF Mortgage Trust
Series 2015-K48 C 144A 3.893% 8/25/48 #, •	798,422	$ 795,601
Series 2016-K54 B 144A 4.224% 4/25/48 #, •	3,945,000	3,910,485
Series 2017-K68 B 144A 3.972% 10/25/49 #, •	2,000,000	1,963,828
Series 2018-K733 C 144A 4.225% 9/25/25 #, •	1,580,000	1,570,590
Series 2019-K734 B 144A 4.196% 2/25/51 #, •	1,500,000	1,485,233
Series 2020-K737 B 144A 3.442% 1/25/53 #, •	2,000,000	1,960,364
Total Agency Commercial Mortgage-Backed Securities (cost $11,645,617)		11,686,101

Collateralized Loan Obligations — 0.62%
Goldentree Loan Management US CLO 15 Series 2022-15A XR 144A 5.569% (TSFR03M + 1.30%, Floor 1.30%) 10/20/36 #, •	750,000	749,937
Total Collateralized Loan Obligations (cost $750,000)		749,937

Corporate Bonds — 8.33%
Banking — 1.82%
Fifth Third Bank 3.85% 3/15/26	1,110,000	1,103,170
Morgan Stanley 6.138% 10/16/26 μ	1,085,000	1,089,731
		2,192,901
Capital Goods — 1.87%
Ashtead Capital 144A 1.50% 8/12/26 #	1,175,000	1,137,056
Boeing 2.196% 2/4/26	1,145,000	1,127,291
		2,264,347
Consumer Cyclical — 1.84%
Ford Motor Credit 6.95% 6/10/26	1,095,000	1,110,166
General Motors Financial 5.40% 4/6/26	1,105,000	1,110,220
		2,220,386
Consumer Non-Cyclical — 0.93%
Royalty Pharma 1.20% 9/2/25	1,130,000	1,122,578
		1,122,578
Finance Companies — 1.87%
AerCap Ireland Capital DAC 2.45% 10/29/26	1,165,000	1,135,379
Aviation Capital Group 144A 1.95% 1/30/26 #	1,145,000	1,127,061
		2,262,440
Total Corporate Bonds (cost $10,045,475)		10,062,652

NQ- 097 [0625] 0825 (4730775)    1

Schedule of investments
Macquarie Ultrashort Fund
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities — 57.17%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	1,350,000	$ 1,356,967
ARI Fleet Lease Trust Series 2024-B A2 144A 5.54% 4/15/33 #	1,520,202	1,529,652
BA Credit Card Trust Series 2022-A2 5.00% 4/15/28	7,250,000	7,263,749
Barclays Dryrock Issuance Trust Series 2023-2 A 5.204% (SOFR + 0.90%) 8/15/28 •	2,000,000	2,003,424
CARDS II Trust Series 2024-1A A 144A 5.02% (SOFR + 0.68%, Floor 0.68% ) 7/15/29 #, •	1,897,000	1,898,584
Chase Issuance Trust Series 2022-A1 A 3.97% 9/15/27	2,490,000	2,487,351
Citizens Auto Receivables Trust Series 2024-1 A2B 144A 4.904% (SOFR + 0.60%) 10/15/26 #, •	280,332	280,392
CNH Equipment Trust
Series 2022-A A3 2.94% 7/15/27	730,631	725,225
Series 2024-B A2A 5.42% 10/15/27	904,280	906,734
Series 2025-A A2B 4.634% (SOFR + 0.33%) 8/15/28 •	2,200,000	2,199,265
Dell Equipment Finance Trust
Series 2023-1 A3 144A 5.65% 9/22/28 #	743,365	745,012
Series 2024-1 A3 144A 5.39% 3/22/30 #	2,000,000	2,017,230
Enterprise Fleet Financing
Series 2022-4 A2 144A 5.76% 10/22/29 #	364,189	365,655
Series 2023-2 A2 144A 5.56% 4/22/30 #	2,325,801	2,339,728
Series 2023-3 A2 144A 6.40% 3/20/30 #	1,253,149	1,271,968
Series 2025-1 A2 144A 4.65% 10/20/27 #	1,590,000	1,594,562
GM Financial Consumer Automobile Receivables Trust
Series 2021-4 A3 0.68% 9/16/26	6,419	6,409
Series 2024-2 A2B 4.694% (SOFR + 0.39%) 3/16/27 •	455,953	455,899
GMF Floorplan Owner Revolving Trust
Series 2023-1 A2 144A 5.454% (SOFR + 1.15%) 6/15/28 #, •	1,000,000	1,004,703
Series 2024-3A A1 144A 4.68% 11/15/28 #	2,600,000	2,610,903

Harley-Davidson Motorcycle Trust Series 2022-A A4 3.26% 1/15/30	2,000,000	1,984,719
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 144A 5.02% 3/15/27 #	2,000,000	2,005,466
Series 2024-C A3 144A 4.62% 4/17/28 #	700,000	703,272
Series 2024-C B 144A 4.97% 2/15/29 #	2,500,000	2,516,452

Hyundai Auto Receivables Trust Series 2021-C A4 1.03% 12/15/27	1,083,713	1,076,374
John Deere Owner Trust Series 2023-A A3 5.01% 11/15/27	1,316,027	1,319,996
Master Credit Card Trust II Series 2023-1A A 144A 4.70% 6/21/27 #	3,000,000	3,000,809
2    NQ- 097 [0625] 0825 (4730775)

	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Mercedes-Benz Auto Lease Trust Series 2024-A A2B 4.724% (SOFR + 0.42%) 2/16/27 •	1,079,647	$ 1,079,863
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 5.203% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	2,000,000	2,004,949
OCCU Auto Receivables Trust Series 2023-1A A2 144A 6.23% 4/15/27 #	53,561	53,599
PFS Financing
Series 2024-C A 144A 5.104% (SOFR + 0.80%, Floor 0.80%) 4/15/28 #, •	1,000,000	1,001,955
Series 2024-E A 144A 5.154% (SOFR + 0.85%) 7/15/28 #, •	1,630,000	1,633,638
Series 2025-A A 144A 4.954% (SOFR + 0.65%, Floor 0.65%) 1/15/29 #, •	1,250,000	1,249,380
Santander Drive Auto Receivables Trust
Series 2025-1 B 4.88% 3/17/31	2,500,000	2,521,764
Series 2025-2 A2 4.71% 6/15/28	2,500,000	2,500,751

Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	920,000	913,593
Toyota Auto Receivables Owner Trust
Series 2023-A A3 4.63% 9/15/27	941,074	941,492
Series 2024-C A2A 5.16% 5/17/27	1,740,665	1,743,885

Toyota Lease Owner Trust Series 2024-B A2B 144A 4.742% (SOFR + 0.44%) 2/22/27 #, •	1,909,763	1,909,127
Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 4.932% (SOFR + 0.63%) 3/22/27 •	475,871	476,198
World Omni Auto Receivables Trust
Series 2023-A A3 4.83% 5/15/28	1,647,408	1,649,204
Series 2023-C A3 5.15% 11/15/28	1,058,711	1,063,332
Series 2023-D A2B 4.884% (SOFR + 0.58%) 2/16/27 •	166,664	166,720

World Omni Automobile Lease Securitization Trust Series 2025-A A2B 4.694% (SOFR + 0.39%) 12/15/27 •	2,500,000	2,499,999
Total Non-Agency Asset-Backed Securities (cost $68,940,053)		69,079,949

Commercial Papers — 24.84%
Banking — 7.48%
Banco Santander Chile 4.606% 9/8/25	5,000,000	4,952,993
HSBC USA 4.544% 6/5/26	4,250,000	4,082,569
		9,035,562
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Schedule of investments
Macquarie Ultrashort Fund
	Principalamount°	Value (US $)
Commercial Papers (continued)
Brokerage — 1.94%
BofA Securities 4.657% 7/25/25	861,000	$ 858,375
Charles Schwab 4.548% 9/12/25	1,500,000	1,486,539
		2,344,914
Capital Goods — 4.12%
Parker Hannifin 4.60% 7/28/25	5,000,000	4,982,042
		4,982,042
Consumer Non-Cyclical — 4.13%
Brown-Forman
4.495% 7/2/25	2,500,000	2,499,387
4.533% 7/22/25	2,500,000	2,493,214
		4,992,601
Electric — 2.15%
DTE Electric 4.467% 7/8/25	2,600,000	2,597,431
		2,597,431
Natural Gas — 3.99%
Peoples Gas Light & Coke 4.471% 7/1/25	4,820,000	4,820,000
		4,820,000
Technology — 1.03%
Experian Finance 4.505% 7/2/25	1,250,000	1,249,676
		1,249,676
Total Commercial Papers (cost $30,020,661)		30,022,226
	Number of shares
Short-Term Investments — 0.07%
Money Market Mutual Funds — 0.07%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	19,706	19,706
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	19,706	19,706
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	19,705	19,705
4    NQ- 097 [0625] 0825 (4730775)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	19,706	$ 19,706
Total Short-Term Investments (cost $78,823)		78,823
Total Value of Securities—100.70% (cost $121,480,629)		121,679,688

Liabilities Net of Receivables and Other Assets—(0.70%)		(841,446)
Net Assets Applicable to 12,127,484 Shares Outstanding—100.00%		$120,838,242
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $47,350,784, which represents 39.19% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
Summary of abbreviations:
BofA – Bank of America
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
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